GUARANTOR SUBSIDIARIES FINANCIAL STATEMENTS - Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Earnings (loss) before income taxes	$ 310.3	$ (176.7)
Adjustments to reconcile loss before taxes to net operating cash flows:
Depletion, depreciation and amortization	471.7	438.3
Share-based payments	15.0	5.3
Other (income) costs, net	19.6	(2.5)
Finance costs (Note 12)	144.2	137.4
Mark-to-market on financial assets and metal concentrates	(4.7)	17.6
Share of earnings of associate	16.3	(5.5)
Adjustments for impairment loss (reversal of impairment loss) recognised in profit or loss	0.0	302.0
Amortization of deferred revenue on metal purchase agreements (Note 27)	(79.4)	(99.5)
Gain on sale of subsidiaries (Note 10)	(273.1)	(74.2)
Other non-cash (recoveries)/expenses	46.2	50.4
Advanced payments received on metal purchase agreements	0.0	127.8
Environmental rehabilitation provision	(4.3)	(5.3)
Other payments	(8.3)	(6.7)
Cash flows from operating activities before income taxes paid and net change in working capital	653.5	708.4
Income taxes paid	(63.0)	(142.1)
Cash flows from operating activities before net change in working capital	590.5	566.3
Net change in working capital	(68.7)	(162.1)
Intercompany movement in operations	0.0	0.0
Cash flows from operating activities	521.8	404.2
Investing activities
Purchase of property, plant and equipment, classified as investing activities	(331.7)	(446.9)
Net proceeds on disposal of subsidiaries and other assets	825.0	189.9
Cash used in other investing activities	(61.3)	(72.6)
Cash flows from (used in) investing activities	432.0	(329.6)
Financing activities
Dividends paid	(23.7)	(19.0)
Interest paid	(84.4)	(76.3)
Financing costs paid on early note redemption	(35.0)	(14.7)
Repayment of term loan and notes payable	(952.5)	(486.5)
Proceeds from term loan and notes payable	240.0	460.0
Payment of lease liabilities	16.8	0.0
Proceeds (used in) from other financing activities	(20.1)	2.2
Proceeds From (Repayments Of) Related Party Debt1	0.0	0.0
Cash flows used in financing activities	(892.5)	(134.3)
Effect of foreign exchange of non-US Dollar denominated cash and cash equivalents	(1.0)	3.0
Increase (decrease) in cash and cash equivalents	60.3	(56.7)
Cash and cash equivalents, beginning of year	98.5	148.9
Cash and cash equivalents reclassified as held for sale		0.0	$ 6.3
Cash and cash equivalents at end of period	158.8	98.5
Reportable Legal Entities | Yamana Gold Inc. (parent)
Operating activities
Earnings (loss) before income taxes	238.1	(293.4)
Adjustments to reconcile loss before taxes to net operating cash flows:
Depletion, depreciation and amortization	7.5	7.8
Share-based payments	14.4	4.7
Other (income) costs, net	(399.3)	(126.6)
Finance costs (Note 12)	113.2	109.0
Mark-to-market on financial assets and metal concentrates	(4.7)	17.6
Share of earnings of associate	151.3	293.8
Adjustments for impairment loss (reversal of impairment loss) recognised in profit or loss	0.0	0.0
Amortization of deferred revenue on metal purchase agreements (Note 27)	(59.1)	(72.7)
Gain on sale of subsidiaries (Note 10)	(150.1)	(39.1)
Other non-cash (recoveries)/expenses	4.2	2.5
Advanced payments received on metal purchase agreements	0.0	127.8
Environmental rehabilitation provision	0.0	0.0
Other payments	0.0	0.0
Cash flows from operating activities before income taxes paid and net change in working capital	(84.5)	31.4
Income taxes paid	0.0	(0.1)
Cash flows from operating activities before net change in working capital	(84.5)	31.3
Net change in working capital	(1.6)	(26.4)
Intercompany movement in operations	(125.4)	118.1
Cash flows from operating activities	(211.5)	123.0
Investing activities
Purchase of property, plant and equipment, classified as investing activities	(6.1)	(14.4)
Net proceeds on disposal of subsidiaries and other assets	166.9	4.3
Cash used in other investing activities	1.0	(3.9)
Cash flows from (used in) investing activities	161.8	(14.0)
Financing activities
Dividends paid	(23.7)	(19.0)
Interest paid	(80.2)	(76.3)
Financing costs paid on early note redemption	(35.0)	(14.7)
Repayment of term loan and notes payable	(952.5)	(486.5)
Proceeds from term loan and notes payable	240.0	460.0
Payment of lease liabilities	0.7	0.0
Proceeds (used in) from other financing activities	(15.1)	2.2
Proceeds From (Repayments Of) Related Party Debt1	970.5	(5.4)
Cash flows used in financing activities	103.3	(139.7)
Effect of foreign exchange of non-US Dollar denominated cash and cash equivalents	0.1	0.1
Increase (decrease) in cash and cash equivalents	53.7	(30.6)
Cash and cash equivalents, beginning of year	67.6	98.2
Cash and cash equivalents reclassified as held for sale		0.0	0.0
Cash and cash equivalents at end of period	121.3	67.6
Reportable Legal Entities | Guarantor subsidiaries
Operating activities
Earnings (loss) before income taxes	41.0	(250.4)
Adjustments to reconcile loss before taxes to net operating cash flows:
Depletion, depreciation and amortization	194.4	173.5
Share-based payments	0.0	0.0
Other (income) costs, net	(62.4)	(88.1)
Finance costs (Note 12)	111.3	268.8
Mark-to-market on financial assets and metal concentrates	0.0	0.0
Share of earnings of associate	(22.4)	45.0
Adjustments for impairment loss (reversal of impairment loss) recognised in profit or loss	0.0	1.0
Amortization of deferred revenue on metal purchase agreements (Note 27)	0.0	0.0
Gain on sale of subsidiaries (Note 10)	0.0	0.0
Other non-cash (recoveries)/expenses	25.0	24.3
Advanced payments received on metal purchase agreements	0.0	0.0
Environmental rehabilitation provision	(1.9)	(2.6)
Other payments	0.0	0.0
Cash flows from operating activities before income taxes paid and net change in working capital	285.0	171.5
Income taxes paid	1.6	7.6
Cash flows from operating activities before net change in working capital	286.6	179.1
Net change in working capital	0.7	(32.3)
Intercompany movement in operations	(82.4)	30.5
Cash flows from operating activities	204.9	177.3
Investing activities
Purchase of property, plant and equipment, classified as investing activities	(145.5)	(158.9)
Net proceeds on disposal of subsidiaries and other assets	0.2	0.0
Cash used in other investing activities	0.0	(5.9)
Cash flows from (used in) investing activities	(145.3)	(164.8)
Financing activities
Dividends paid	0.0	0.0
Interest paid	(1.7)	0.0
Financing costs paid on early note redemption	0.0	0.0
Repayment of term loan and notes payable	0.0	0.0
Proceeds from term loan and notes payable	0.0	0.0
Payment of lease liabilities	12.1	0.0
Proceeds (used in) from other financing activities	(0.7)	0.0
Proceeds From (Repayments Of) Related Party Debt1	(48.8)	(20.9)
Cash flows used in financing activities	(63.3)	(20.9)
Effect of foreign exchange of non-US Dollar denominated cash and cash equivalents	0.0	1.1
Increase (decrease) in cash and cash equivalents	(3.7)	(7.3)
Cash and cash equivalents, beginning of year	9.5	16.8
Cash and cash equivalents reclassified as held for sale		0.0	0.0
Cash and cash equivalents at end of period	5.8	9.5
Reportable Legal Entities | Non-guarantors
Operating activities
Earnings (loss) before income taxes	(85.9)	6.5
Adjustments to reconcile loss before taxes to net operating cash flows:
Depletion, depreciation and amortization	269.8	257.0
Share-based payments	0.6	0.6
Other (income) costs, net	(75.9)	(261.1)
Finance costs (Note 12)	476.9	232.9
Mark-to-market on financial assets and metal concentrates	0.0	0.0
Share of earnings of associate	0.0	0.5
Adjustments for impairment loss (reversal of impairment loss) recognised in profit or loss	0.0	301.0
Amortization of deferred revenue on metal purchase agreements (Note 27)	(20.3)	(26.8)
Gain on sale of subsidiaries (Note 10)	(123.0)	(35.1)
Other non-cash (recoveries)/expenses	17.0	23.6
Advanced payments received on metal purchase agreements	0.0	0.0
Environmental rehabilitation provision	(2.4)	(2.7)
Other payments	(8.3)	(6.7)
Cash flows from operating activities before income taxes paid and net change in working capital	448.5	489.7
Income taxes paid	(64.6)	(149.6)
Cash flows from operating activities before net change in working capital	383.9	340.1
Net change in working capital	(67.8)	(103.4)
Intercompany movement in operations	207.8	(148.6)
Cash flows from operating activities	523.9	88.1
Investing activities
Purchase of property, plant and equipment, classified as investing activities	(180.1)	(273.6)
Net proceeds on disposal of subsidiaries and other assets	657.9	185.6
Cash used in other investing activities	(62.3)	(62.8)
Cash flows from (used in) investing activities	415.5	(150.8)
Financing activities
Dividends paid	0.0	0.0
Interest paid	(2.5)	0.0
Financing costs paid on early note redemption	0.0	0.0
Repayment of term loan and notes payable	0.0	0.0
Proceeds from term loan and notes payable	0.0	0.0
Payment of lease liabilities	4.0	0.0
Proceeds (used in) from other financing activities	(4.3)	0.0
Proceeds From (Repayments Of) Related Party Debt1	(917.2)	42.1
Cash flows used in financing activities	(928.0)	42.1
Effect of foreign exchange of non-US Dollar denominated cash and cash equivalents	(1.1)	1.8
Increase (decrease) in cash and cash equivalents	10.3	(18.8)
Cash and cash equivalents, beginning of year	21.4	33.9
Cash and cash equivalents reclassified as held for sale		0.0	6.3
Cash and cash equivalents at end of period	31.7	21.4
Eliminations and reclassifications
Operating activities
Earnings (loss) before income taxes	117.1	360.6
Adjustments to reconcile loss before taxes to net operating cash flows:
Depletion, depreciation and amortization	0.0	0.0
Share-based payments	0.0	0.0
Other (income) costs, net	557.2	473.3
Finance costs (Note 12)	(557.2)	(473.3)
Mark-to-market on financial assets and metal concentrates	0.0	0.0
Share of earnings of associate	(112.6)	(344.8)
Adjustments for impairment loss (reversal of impairment loss) recognised in profit or loss	0.0	0.0
Amortization of deferred revenue on metal purchase agreements (Note 27)	0.0	0.0
Gain on sale of subsidiaries (Note 10)	0.0	0.0
Other non-cash (recoveries)/expenses		0.0
Advanced payments received on metal purchase agreements	0.0	0.0
Environmental rehabilitation provision	0.0	0.0
Other payments	0.0	0.0
Cash flows from operating activities before income taxes paid and net change in working capital	4.5	15.8
Income taxes paid	0.0	0.0
Cash flows from operating activities before net change in working capital	4.5	15.8
Net change in working capital	0.0	0.0
Intercompany movement in operations	0.0	0.0
Cash flows from operating activities	4.5	15.8
Investing activities
Purchase of property, plant and equipment, classified as investing activities	0.0	0.0
Net proceeds on disposal of subsidiaries and other assets	0.0	0.0
Cash used in other investing activities	0.0	0.0
Cash flows from (used in) investing activities	0.0	0.0
Financing activities
Dividends paid	0.0	0.0
Interest paid	0.0	0.0
Financing costs paid on early note redemption	0.0	0.0
Repayment of term loan and notes payable	0.0	0.0
Proceeds from term loan and notes payable	0.0	0.0
Payment of lease liabilities	0.0	0.0
Proceeds (used in) from other financing activities	0.0	0.0
Proceeds From (Repayments Of) Related Party Debt1	(4.5)	(15.8)
Cash flows used in financing activities	(4.5)	(15.8)
Effect of foreign exchange of non-US Dollar denominated cash and cash equivalents	0.0	0.0
Increase (decrease) in cash and cash equivalents	0.0	0.0
Cash and cash equivalents, beginning of year	0.0	0.0
Cash and cash equivalents reclassified as held for sale		0.0	$ 0.0
Cash and cash equivalents at end of period	$ 0.0	$ 0.0